NOTE PAYABLE (Tables)	3 Months Ended
Mar. 31, 2019
Note Payable
Schedule of notes payable

	March 31, 2019	December 31, 2018
Pubrelco Inc., a non-related party executed the purchase of $60,000 note from our CEO, Dr. Ruggero Santilli on November 26, 2018. The demand note carries a 2.15% annual percentage rate and has no maturity date.	$60,000	$60,000
Total notes payable	$60,000	$60,000
Accrued interest	442	124
Current portion of note payable and accrued interest	$60,442	$60,124